Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 134	1.22%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	19.64	6.75	13.33
Class A (including sales charges)	12.77	5.49	12.66
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,595,681,993
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 18,343,937
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 215	1.97%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	18.75	5.96	12.48
Class C (including sales charges)	17.75	5.96	12.48
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,595,681,993
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 18,343,937
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 106	0.97%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	19.93	7.02	13.62
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,595,681,993
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 18,343,937
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.05	7.13	13.73
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,595,681,993
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 18,343,937
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CSGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	20.14	7.18	13.79
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information
Net Assets	$ 2,595,681,993
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 18,343,937
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the
investment
makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class R
Trading Symbol	CCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 161	1.47%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	19.37	6.49	13.05
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,595,681,993
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 18,343,937
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class S
Trading Symbol	CMSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of October 2, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 96 (a)	0.97% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 96	[1]
Expense Ratio, Percent	0.97%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	19.93	7.02	13.62
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment- products /mutual-funds for more recent performance information.
Net Assets	$ 2,595,681,993
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 18,343,937
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.